The income tax expense (benefit) consisted of the following for the fiscal year ended January 31, 2021 and 2020 (Details) - USD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Income Tax Disclosure [Abstract]
Total current	$ 0	$ 0
Income tax expense (benefit)	$ 0	$ 0